Note 14 - Stockholders' Equity - Common Shares Reserved for Future Issuance (Details) - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Common Stock, Capital Shares Reserved for Future Issuance		9,850	596
Investors - Aerosurf [Member]
Common Stock, Capital Shares Reserved for Future Issuance		2,963
Class of Warrant or Right, Exercise Price of Warrants or Rights
Expiration date		02/14/24
Investors - December 2018 Financing - Long-term [Member]
Common Stock, Capital Shares Reserved for Future Issuance		3,889
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.05
Expiration date		12/04/23
Investors - December 2018 Financing - Short-term [Member]
Common Stock, Capital Shares Reserved for Future Issuance		2,004
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.68
Expiration date		06/24/20
Battelle - 2018 Payables Restructuring Agreement [Member]
Common Stock, Capital Shares Reserved for Future Issuance		75 [1]
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]	$ 6.50
Expiration date	[1]	12/07/23
Panacea Venture Management Company Ltd. [Member]
Common Stock, Capital Shares Reserved for Future Issuance		188
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4
Expiration date		07/02/23
LPH II Investments Limited [Member]
Common Stock, Capital Shares Reserved for Future Issuance		135
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.52
Expiration date		04/04/25
Investors - February 2017 Financing [Member]
Common Stock, Capital Shares Reserved for Future Issuance		352	352
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 27.40
Expiration date		02/15/24
Investors - July 2015 Financing [Member]
Common Stock, Capital Shares Reserved for Future Issuance		240	240
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 196
Expiration date		07/22/22
Battelle 2014 Collaboration Agreement [Member]
Common Stock, Capital Shares Reserved for Future Issuance	[1]	4	4
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]	$ 1,400
Expiration date	[1]	10/10/24

[1]	See, - Note 16 - Collaboration and Device Development Payment Restructuring, Licensing and Research Funding Agreements for further details on the Battelle collaboration agreement.